Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that were Accounted for at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - Clean Earth Acquisitions Corp [Member] - Fair Value, Recurring [Member]
Dec. 31, 2022 USD ($)
Level 1 [Member]
Assets
Held in trust account	$ 235,586,028
Level 2 [Member]
Assets
Held in trust account
Level 3 [Member]
Assets
Held in trust account